Equity-Accounted Investees - Other equity method investees - Movements In Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Movement in the investments in equity-accounted investees
Investment in equity-accounted investees	€ 1,869,020	€ 114,473	€ 226,905
Rest of equity accounted investees
Movement in the investments in equity-accounted investees
Acquisitions		12,369	12,222
Transfers	91,023		(500)
Share of profit / (losses)	68,078	(19,744)	(11,038)
Share of other comprehensive income / translation differences	(1,666)	1,736	9,270
Losses for Impairment	(7,912)	(19,794)
Collected dividends			(3,058)
Investments in equity-accounted investees			79,616
Investment in equity-accounted investees	€ 21,660	€ 54,183	€ 226,905	€ 54,183	€ 219,009